Exceptional items (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Exceptional Items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 28 ‘Discontinued operations’.

Year ended 30 June 2020	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(176)	–	(176)
Cancellation of power contracts	(778)	271	(507)
COVID-19 related costs	(183)	53	(130)
Cerro Colorado impairment	(409)	(83)	(492)

Total	(1,546)	241	(1,305)

Attributable to non-controlling interests	(291)	90	(201)
Attributable to BHP shareholders	(1,255)	151	(1,104)

Year ended 30 June 2019	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(1,060)	–	(1,060)
Global taxation matters	–	242	242

Total	(1,060)	242	(818)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(1,060)	242	(818)

Year ended 30 June 2018	Gross	Tax	Net
	US$M	US$M	US$M

Exceptional items by category
Samarco dam failure	(650)	–	(650)
US tax reform	–	(2,320)	(2,320)

Total	(650)	(2,320)	(2,970)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(650)	(2,320)	(2,970)

Samarco dam failure [member]
Statement [LineItems]
Summary of Exceptional Items
The FY2020 exceptional loss of US$176 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2020	US$M
Other income	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (1)	(95)
Samarco Germano dam decommissioning	46
Samarco dam failure provision	(459)
Net finance costs	(93)

Total (2)	(176)

(1)
Following a change to IAS 28 ‘Investments in Associates and Joint Ventures’ the loss from working capital funding provided during the period will be disclosed as an impairment included within the Samarco impairment expense line item and not as operating loss. Comparative periods have been restated to reflect the change.

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

The FY2019 exceptional loss of US$1,060 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2019	US$M
Other income	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (1)	(96)
Samarco Germano dam decommissioning	(263)
Samarco dam failure provision	(586)
Net finance costs	(108)

Total (2)	(1,060)

(1)
Following a change to IAS 28 ‘Investments in Associates and Joint Ventures’ the loss from working capital funding provided during the period will be disclosed as an impairment included within the Samarco impairment expense line item and not as operating loss. Comparative periods have been restated to reflect the change.

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

The FY2018 exceptional
l
oss of US$650 million related to the Samarco dam failure in November 2015 and comprises the following:

Year ended 30 June 2018	US$M
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense (1)	(80)
Samarco dam failure provision	(429)
Net finance costs	(84)

Total (2)	(650)

(1)
Following a change to IAS 28 ‘Investments in Associates and Joint Ventures’ the loss from working capital funding provided during the period will be disclosed as an impairment included within the Samarco impairment expense line item and not as operating loss. Comparative periods have been restated to reflect the change.

(2)	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

US tax reform [member]
Statement [LineItems]
Summary of Exceptional Items

Year ended 30 June 2018	US$M
Re-measurement of deferred taxes as a result of reduced US corporate income tax rate	(1,390)
Impairment of foreign tax credits	(834)
Net impact of tax charges on deemed repatriation of accumulated earnings of non-US subsidiaries	(194)
Recognition of Alternative Minimum Tax Credits	95
Other impacts	3

Total (1)	(2,320)

(1)	Refer to note 6 ‘Income tax expense’ for further information.